Severance Pay Obligations, Net - Schedule of Principal Actuarial Assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018
Classes of employee benefits expense [abstract]
Discount rate	1.82%	3.41%
Future salary increases	4.00%	4.00%